Prepaid Expenses and Deposits	12 Months Ended
Feb. 28, 2014
Prepaid Expenses and Deposits [Text Block]
4.	Prepaid Expenses and Deposits
	2014	2013
Slotting fees	$9,508	$112,625
Insurance premiums	72,433	72,093
Rental deposits and other	91,900	122,439
	$173,841	$307,157